Income Taxes - Deferred Tax Assets / Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Total deferred tax assets, net	$ 1,224	$ 1,852
Deferred tax liabilities:
Total deferred tax liabilities, net	1,010	2,017
ABAS
Deferred tax assets:
Carryforward of notional interest deduction	0	0	54
Tax carryforward losses	1,275	1,734	2,023
Investment tax incentive	459	458	447
Total deferred tax assets, net	1,734	2,192	2,524
Aegean NWE
Deferred tax assets:
Tax carryforward losses	2,570	1,402	0
Total deferred tax assets, net	2,570	1,402	0
Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	3,336	2,715	3,045
Total deferred tax liabilities, net	$ 3,336	$ 2,715	$ 3,045